UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2005

Date of reporting period:	5/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Securities Trust/

Money Market Series

MAY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 15, 2005

We hope that you find the semiannual report for the Dryden Government Securities Trust/Money Market Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Series’ Performance

Series objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 5/31/05
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	2.17%	$1.00	23 Days	$258.0
Class Z	2.29%	$1.00	23 Days	$20.1
iMoneyNet, Inc. Government & Agency Retail Avg.*	2.25%	N/A	31 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of May 31, 2005.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2004, at the beginning of the period, and held through the six-month period ended May 31, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden Government Securities Trust/Money Market Series	3

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,008.58	0.88%	$4.41
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43

Class Z	Actual	$1,000.00	$1,009.22	0.75%	$3.76
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table) multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Series’ fiscal year ending November 30, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of May 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Federal Home Loan Bank 12.3%
$1,210	2.875%, 6/13/05	$1,209,710
15,000	2.99%, 6/16/05	14,998,420
9,780	3.002%, 7/5/05	9,777,676
650	1.55%, 7/14/05	649,409
250	1.45%, 7/22/05	249,580
2,000	2.125%, 8/10/05	1,998,630
1,000	3.173%, 8/26/05	999,783
4,200	2.125%, 9/1/05	4,191,996

		34,075,204

Federal Home Loan Mortgage Corporation 16.7%
1,000	2.75%, 6/13/05	999,093
6,000	2.79%, 6/15/05	5,993,548
5,000	4.25%, 6/15/05	5,002,492
10,252	2.98%, 6/21/05	10,235,141
8,000	3.02%, 7/5/05	7,977,334
10,000	2.85%, 7/11/05	9,968,667
3,793	3.13%, 8/2/05	3,772,684
2,527	3.11%, 8/9/05	2,512,082

		46,461,041

Federal National Mortgage Association 31.8%
15,000	2.976%, 6/7/05	14,994,733
1,000	2.87%, 6/9/05	999,980
2,865	5.75%, 6/15/05	2,867,646
21,730	2.99%, 7/5/05	21,724,331
3,080	2.95%, 6/8/05	3,078,245
925	2.79%, 6/14/05	924,075
900	3.01%, 6/16/05	898,874
8,090	2.98%, 6/22/05	8,076,032
10,000	2.99%, 6/22/05	9,982,704
1,000	2.94%, 7/13/05	996,605
2,550	3.10%, 8/3/05	2,536,300
850	3.14%, 8/10/05	844,876
650	3.17%, 8/17/05	645,635
3,000	3.17%, 8/23/05	2,978,351
10,500	3.18%, 9/7/05	10,410,248
850	3.25%, 9/7/05	842,596
1,583	3.42%, 11/14/05	1,558,547
4,000	2.86%, 6/9/05	3,999,341

		88,359,119

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	5

Portfolio of Investments

as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreements 39.6% (a)
$26,817	Barclays Capital, Inc., 3.08%, dated 5/31/05, due 6/1/05 in the amount of $26,819,294 (cost $26,817,000; the value of the collateral including interest was $27,353,340)	$26,817,000
27,800	BNP Paribas Triparty, 3.08%, dated 5/31/05, due 6/1/05 in the amount of $27,802,378 (cost $27,800,000; the value of the collateral including interest was $28,357,649)	27,800,000
27,800	Greenwich Capital Markets, 3.09%, dated 5/31/05, due 6/1/05 in the amount of $27,802,386 (cost $ 27,800,000; the value of the collateral including interest was $28,358,200)	27,800,000
27,800	Morgan Stanley, 3.05%, dated 5/31/05, due 6/7/05 in the amount of $27,816,487 (cost $27,800,000; the value of the collateral including interest was $28,358,000)	27,800,000

		110,217,000

	Total Investments 100.4% (amortized cost $279,112,364) (b)	279,112,364
	Liabilities in excess of other assets (0.4%)	(1,051,948)

	Net Assets 100%	$278,060,416

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2005 was as follows:

Repurchase Agreements	39.6%
Federal National Mortgage Association	31.8
Federal Home Loan Mortgage Corporation	16.7
Federal Home Loan Bank	12.3

100.4
Liabilities in excess of other assets	(0.4)

100.00%

See Notes to Financial Statements.

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Financial Statements

MAY 31, 2005	SEMIANNUAL REPORT

Dryden Government Securities Trust

Money Market Series

Statement of Assets and Liabilities

as of May 31, 2005 (Unaudited)

Assets
Unaffiliated Investments, amortized cost	$168,895,364
Repurchase Agreements, at amortized cost	110,217,000
Cash	180,361
Receivable for Series shares sold	1,881,228
Interest receivable	458,449
Prepaid expenses and other assets	2,676

Total assets	281,635,078

Liabilities
Payable for Series shares reacquired	2,649,507
Transfer agent fee payable	466,331
Accrued expenses and other liabilities	180,700
Dividends payable	132,841
Management fee payable	96,429
Distribution fee payable	27,909
Deferred trustees’ fees	20,945

Total liabilities	3,574,662

Net Assets	$278,060,416

Net assets were comprised of:
Shares of beneficial interest, at par ($.01 per share)	$2,780,602
Paid-in capital in excess of par	275,310,213

278,090,815
Accumulated net investment income	55,616
Accumulated net realized loss on investments	(86,015)

Net assets, May 31, 2005	$278,060,416

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($258,002,377 ÷ 258,002,377 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share
($20,058,039 ÷ 20,058,039 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Operations

Six Months Ended May 31, 2005 (Unaudited)

Net Investment Income
Interest	$3,810,447

Expenses
Management fee	582,888
Distribution fee—Class A	169,092
Transfer agent’s fees and expenses	373,000
Custodian’s fees and expenses	51,000
Reports to shareholders	28,000
Registration fees	25,000
Legal fees and expenses	10,000
Trustees’ fee	10,000
Audit fee	8,000
Insurance expenses	2,000
Miscellaneous	4,661

Total expenses	1,263,641

Net investment income	2,546,806

Realized Gain On Investments
Net realized gain on investment transactions	450

Net Increase In Net Assets Resulting From Operations	$2,547,256

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,546,806	$2,388,166
Net realized gain (loss) on investment transactions	450	(86,465)

Net increase in net assets resulting from operations	2,547,256	2,301,701

Dividends and distributions (Note 1)
Class A	(2,352,639)	(2,150,643)
Class Z	(194,617)	(151,058)

	(2,547,256)	(2,301,701)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	206,314,024	578,171,597
Net asset value of shares issued in reinvestment of dividends and distributions	2,496,785	2,035,101
Cost of shares reacquired	(250,855,167)	(787,394,329)

Net decrease in net assets from Series shares transactions	(42,044,358)	(207,187,631)

Total decrease	(42,044,358)	(207,187,631)

Net Assets
Beginning of period	320,104,774	527,292,405

End of period(b)	$278,060,416	$320,104,774

(a) At $1.00 per share for the Money Market Series. (b) Includes undistributed net investment income of	$55,616	$56,066

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Notes to Financial Statements

(Unaudited)

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated

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daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the six months ended May 31, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

(Unaudited) Cont’d

and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2004 of approximately $86,000 which expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

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Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Class A
Shares sold	200,615,248	567,568,643
Shares issued in reinvestment of dividends and distributions	2,304,948	1,889,531
Shares reaquired	(242,382,907)	(776,799,239)

Net increase (decrease) in shares outstanding	(39,462,711)	(207,341,065)

Class Z
Shares sold	5,698,776	10,602,954
Shares issued in reinvestment of dividends and distributions	191,837	145,570
Shares reaquired	(8,472,260)	(10,595,090)

Net increase (decrease) in shares outstanding	(2,581,647)	153,434

Dryden Government Securities Trust/Money Market Series	15

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.009
Dividends and distributions	(0.009)

Net asset value, end of period	$1.000

Total Return(a):	0.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$258,002
Average net assets (000)	$271,291
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.88	%(b)
Expenses, excluding distribution and service (12b-1) fees	0.75	%(b)
Net investment income	1.74	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000	$1.000

0.006	0.005	0.012	0.039	0.053
(0.006)	(0.005)	(0.012)	(0.039)	(0.053)

$1.000	$1.000	$1.000	$1.000	$1.000

0.59%	0.47%	1.19%	4.04%	5.43%

$297,465	$504,806	$607,585	$608,038	$558,307
$398,378	$571,964	$612,109	$589,136	$559,103

0.71%	0.87%	0.77%	0.83%	0.91%
0.58%	0.74%	0.64%	0.70%	0.79%
0.54%	0.46%	1.14%	3.82%	5.35%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.009
Dividends and distributions	(0.009)

Net asset value, end of period	$1.000

Total Return(a):	0.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,058
Average net assets (000)	$20,954
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.75	%(b)
Expenses, excluding distribution and service (12b-1) fees	0.75	%(b)
Net investment income	1.86	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2004	2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000	$1.000

0.008	0.006	0.013	0.040	0.054
(0.008)	(0.006)	(0.013)	(0.040)	(0.054)

$1.000	$1.000	$1.000	$1.000	$1.000

0.75%	0.60%	1.32%	4.16%	5.56%

$22,640	$22,486	$23,002	$31,188	$38,534
$19,664	$22,010	$27,790	$37,641	$34,243

0.58%	0.74%	0.64%	0.70%	0.79%
0.58%	0.74%	0.64%	0.70%	0.79%
0.77%	0.56%	1.27%	4.03%	5.48%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

Renewal of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Government Securities Trust oversees the management of the Money Market Series (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005, and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Money Market Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved gross performance (which does not reflect the impact of Fund expenses) that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board further noted, however, that the Fund had achieved net performance (which does reflect the impact of Fund expenses) that was in the second quartile over a one-year period, and performance that was in the third quartile over three-year and five-year periods. The Board noted that the Fund’s gross performance over three-year, five-year and ten-year time periods was above the median performance of the other mutual funds included in the Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual and actual management fee of 0.400% ranked in the first quartile and second quartile, respectively, in its Lipper 15(c) Peer Group. The contractual management fee is computed based on hypothetical common levels of Fund net assets, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio of 0.710% ranked in the second quartile in its Lipper 15(c) Peer Group. The net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees for the Series has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Linda W. Bynoe • Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Thomas T. Mooney • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Louis A. Weil III

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through June 3, 2005: Effective June 6, 2005:	State Street Bank And Trust Company The Bank of New York	One Heritage Drive North Quincy, MA 02171 One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

An investor should consider the investment objective, risks, charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E2    IFS-A106441    Ed. 06/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs Secretary
Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer
Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer
Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.